Inventory (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Inventory [Abstract]
Schedule of Inventory	Inventory consists of the following:
	December 31, 2023	September 30, 2023
Raw materials	$370	$265
Finished goods	52	54
Total inventory	$422	$319
Inventory consists of the following:
	September 30,
	2023	2022
Raw materials	$265	$404
Finished goods	54	166
Total inventory	$319	$570